MACKENZIE SERIES TRUST

                        MACKENZIE LIMITED TERM MUNICIPAL FUND
                          MACKENZIE NATIONAL MUNICIPAL FUND
                         MACKENZIE CALIFORNIA MUNICIPAL FUND
                          MACKENZIE NEW YORK MUNICIPAL FUND

                           Supplement Dated January 1, 1997
                         to Prospectus Dated October 25, 1996

                                         ***

                           Mackenzie Series Trust officers:
                             Michael G. Landry, Chairman
                             Keith J. Carlson, President
                        C. William Ferris, Secretary/Treasurer

                                         ***

          The third and fourth sentence of the second paragraph
under           "Investment Manager" on page 12 are replaced
with:

               Gregory V. Taylor, presently serves in an advisory
capacity                to the Funds and as a consultant to MIMI.
Mr. Taylor has 5                years of professional investment
experience.

                                         ***

                                      MACKENZIE
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida  33432
                                    1-800-456-5111

                                MACKENZIE SERIES TRUST

                        MACKENZIE LIMITED TERM MUNICIPAL FUND
                     MACKENZIE NATIONAL MUNICIPAL FUND
             MACKENZIE CALIFORNIA MUNICIPAL FUND
        MACKENZIE NEW YORK MUNICIPAL FUND

                           Supplement Dated January 1, 1997
     to Statement of Additional Information Dated October 25,
1996

                                         ***

                           Mackenzie Series Trust Officers:
                      Michael G. Landry, Chairman
                             Keith J. Carlson, President
                        C. William Ferris, Secretary/Treasurer

                                         ***

          The table that appears in the "Trustees and Officers"
section is           replaced in its entirety as follows:


                                   POSITION
                                   WITH THE       BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST
AND PRINCIPAL OCCUPATIONS
          Michael G. Landry (50)   Trustee      President,
Chairman and           700 South Federal Hwy.   and
Director of Mackenzie           Suite 300                Chairman
   Investment Management Inc.           Boca Raton, FL  33432
           (1987-present); President           [Deemed to be an
                  and Director of Ivy           "interested
person" of                Management, Inc. (1992-          the
Trust, as defined                 present); Chairman and
under the 1940 Act.]                  Director of Mackenzie Ivy
                                             Investor Services
Corp.                                                 (1993-
present); Director
and President of Mackenzie
        Ivy Funds Distribution,
             Inc. (1993-1994); Chairman
                     and Director of Mackenzie
                            Ivy Funds Distribution,
                                 Inc. (1994-present);
                                   Trustee of Ivy Fund (1992-
                                          present); President of
Ivy                                                 Fund
(1992-1996); Chairman
   of Ivy Fund (1996-present);
            Director and President of
                   The Mackenzie Funds Inc.
                         (1987-1995).

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics Research           (72)
Corp. (instruments and           60 Concord Street
    controls); Director, Burr-          Wilmington, MA  01887
           Brown Corp. (operational











                                                amplifiers);
Director,
Metritage Incorporated
    (level measuring
  instruments); Trustee of
        Ivy Fund (1967-present).

          Paul H. Broyhill (72)    Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park
 Broyhill Family Foundation,           Lenoir, NC  28645
          Inc. (1983-present);
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Director
of                                                 The Mackenzie
Funds Inc.
(1988-1995); Trustee of Ivy
         Fund (1992-present);
           Management of a personal
                 portfolio of fixed income
                        and equity investments
                            (1983-present).

          Stanley Channick (72)    Trustee      President, The
Whitestone           11 Bala Avenue
Corporation (insurance           Bala Cynwyd, PA  19004
    agency); President, Scott
           Management Company
           (administrative services
                 for insurance companies);
                        President, The Channick
                             Group (consultants to
                                insurance companies and
                                     national trade
                                 associations); Trustee of
                                        Ivy Fund (1984-1993);
                                           Director of The
Mackenzie                                                 Funds
Inc. (1994-1995).

          Frank W. DeFriece, Jr.   Trustee      Director of The
Mackenzie           (75)                                  Funds
Inc. (1987-1995);           322 Seventh Street
Trustee and Second Vice           Bristol, TN  37620-
     Chairman, East Tennessee           2218
           Public Communications Corp.
                    (WSJK-TV) (1984-present);
                           Director, Manager and Vice
                                   President, Massengill-
                                      DeFriece Foundation
                                       (charitable organization)
                                              (1950-present);
Trustee of                                                 Ivy
Fund (1992-present).

          Roy J. Glauber (71)      Trustee      Mallinckrodt
Professor of
Physics, Harvard University
         (since 1974); Trustee of
               Ivy Fund (1961-1991).











          Joseph G. Rosenthal      Trustee      Chartered
Accountant (1958-          (62)
present); Director of The           110 Jardin Drive
       Mackenzie Funds Inc. (1987-          Unit #12
               1995); Trustee of Ivy Fund           Concord,
Ontario                      (1992-present).           Canada L4K
2T7


          J. Brendan Swan (66)     Trustee      President,
Airspray           4701 North Federal
International, Inc.; Joint           Hwy. #465
        Managing Director, Airspray           Pompano Beach, FL
                 International B.V. (an           33064
                     environmentally sensitive
                            packaging company); Trustee
                                     of Ivy Fund (1992-present);
                                              Director, The
Mackenzie                                                 Funds
Inc. (1992-1995).

          Keith J. Carlson (40)    Trustee      Senior Vice
President and           700 South Federal Hwy.   and
Director of Mackenzie           Suite 300
President    Investment Management, Inc.           Boca Raton, FL
33432                 (1994-present); Senior Vice
                               President, Secretary and
                                     Treasurer of Mackenzie
                                         Investment Management
Inc.                                                 (1985-1994);
Senior Vice
President and Director of
       Ivy Management, Inc. (1994-
               present); Senior Vice
                  President, Treasurer and
                        Director of Ivy Management,
                                 Inc. (1992-1994); Vice
                                     President of The Mackenzie
                                             Funds Inc.
(1987-1995);
President and Director of
       Mackenzie Ivy Investor
           Services Corp. (1993-
             present); President and
                  Director of Mackenzie Ivy
                         Funds Distribution, Inc.
                               (1994-present); Executive
                                      Vice President and Director
                                               of Mackenzie Ivy
Funds
Distribution, Inc. (1993-
      1994); Treasurer of Ivy
           Fund (1992-1994); Vice
               President of Ivy Fund
                  (1994-present).

          C. William Ferris (52)   Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer
Secretary/Treasurer and           Suite 300
     Director of Mackenzie           Boca Raton,  FL 33432
        Investment Management Inc.
                (1994-present); Senior Vice
                         President, Finance and












Administration/Compliance
       Officer of Mackenzie
         Investment Management Inc.
                 (1989-1994); Senior Vice
                       President,

Secretary/Treasurer and
     Clerk of Ivy Management,
           Inc. (1989-1994); Senior
                 Vice President,
              Secretary/Treasurer of
                  Mackenzie Ivy Funds
                   Distribution, Inc. (1993-
                         1994); Secretary/Treasurer
                                 and Director of Mackenzie
                                        Ivy Investor Services
Corp.
(1993-1994);
Secretary/Treasurer and
     Director of Mackenzie Ivy
            Investor Services Corp.
                 (1993-present);
              Secretary/Treasurer of The
                      Mackenzie Funds Inc. (1993-
                              1995); Secretary of Ivy
                                   Fund (1993-1994);
                                  Secretary/Treasurer of Ivy
                                          Fund (1994-present).


                                         ***

                                      MACKENZIE
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida  33432
                                    1-800-456-5111